Unsecured Notes Payable and Warrants (Details Textual) - USD ($)			1 Months Ended			12 Months Ended
	Jan. 08, 2019	Mar. 07, 2018	Dec. 23, 2019	Jan. 31, 2019	Mar. 07, 2018	Mar. 31, 2019	Dec. 31, 2019	Mar. 31, 2018
Unsecured Notes Payable and Warrants (Textual)
Aggregate principal amount of Unsecured Notes						$ 250,000		$ 250,000
Unsecured Notes interest						7.00%
Unsecured Notes maturity date						March 2020
Issuance of unsecured notes, description						In conjunction with the issuance of the Unsecured Notes, the note holders were also issued a warrant to subscribe for $7,500 new PPL or Eygen ordinary shares for every $10,000 of principal issued, respectively, provided that a certain qualifying event occurs within the three years of issuance.
Fair value of warrant liabilities						$ 24,000
Convertible Notes mature						50,000
Conversion amount		$ 950,000			$ 950	$ 2,000,000
SalvaRx [Member]
Unsecured Notes Payable and Warrants (Textual)
Fair value of warrant liabilities				$ 2,500,000
Acquistion, description	The acquisition date, the fair value of the SalvaRx Notes was determined to be $3.4 million (see Note 10) using a 12.5% market interest rate to discount all payments of principal and interest due to the holders of such notes through the date of maturity. The holders of the SalvaRx Notes received $7,500 of warrants in respect of each $10.0 thousand of principal issued. The warrants vest in the event of a qualifying transaction and are exercisable at a 30% discount to the implied valuation of SalvaRx.			The Company assumed $3.96 million of principal in unsecured notes due on March 2, 2021 (or a qualifying event), that bear interest of 7% (the "SalvaRx Notes").
IOX [Member]
Unsecured Notes Payable and Warrants (Textual)
Fair value of warrant liabilities				$ 100,000
Acquistion, description				The Company assumed $2.0 million of 7% convertible notes issued by IOX, a wholly-owned subsidiary of SalvaRx (the "Convertible Notes"), of which the Company holds $1.9 million.
Convertible Notes, per share				$ 120
Conversion amount				$ 2,000,000
Acquisition [Member]
Unsecured Notes Payable and Warrants (Textual)
Convertible Notes mature							$ 50,000
Acquisition [Member] | SalvaRx [Member]
Unsecured Notes Payable and Warrants (Textual)
Acquistion, description			The maturity date of $3.0 million SalvaRx Notes was extended to 2021 (see Note 23), accordingly $3.0 million of the SalvaRx Notes are included in current liabilities.